Inventory	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Inventory

7.	Inventory

As at October 31, 2018, the Company’s inventory consists of 1,606 kg (October 31, 2017 - 609 kg) of harvested cannabis.

Balance - October 31, 2017	$1,342,597

Balance - October 31, 2018	$1,380,101

The cost of inventories included as an expense and included in cost of goods sold, excluding amortization expense was $2,886,973 (2017 - $151,663).